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<FILENAME>1Q2013Breithorn13F.txt

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM 13F


                               FORM 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment |_|; Amendment Number: _____
   This Amendment (Check only one.):  |_| is a restatement.
                                      |_| adds new holdings entries.


Institutional Investment Manager Filing this Report:

   Name:                  Breithorn Capital Management, LLC

   Address:               509 Madison Avenue, 16th Floor
                          New York, NY 10022

   Form 13F File Number:  028-14396

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

   Name:                  Adrian Ulrich
   Title:                 COO
   Phone:                 212-487-4964

   Signature, Place, and Date of Signing:

     /s/ Adrian Ulrich           New York, NY                05/14/13
     ----------------------      --------------------        --------
     (Signature)                 (City, State)               (Date)


Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                   FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:			0

Form 13F Information Table Entry Total:			54

Form 13F Information Value Total (thousands):		$209,638



List of Other Included Managers:			NONE

Form 13F-HR Information Table



				TITLE OF	      VALUE     SHARES/  SH/ PUT/ INVSTMT    OTHER	VOTING AUTHORITY
	NAME OF ISSUER		CLASS	CUSIP	     (x$1000)   PRN AMT  PRN CALL DSCRETN   MANAGERS SOLE    SHARED    NONE
-------------------- 		------	---------    --------   -------- --- ---- ------- ---------- -------- -------- --------
ALLSCRIPTS HEALTHCARE SOLUTION	COM	01988p108	8257	607570	  SH	Sole			607570	  0	0
AOL INC				COM	00184x105	1924	50000	  SH	Sole			50000	  0	0
BABCOCK & WILCOX CO		COM	05615f102	6482	228165	  SH	Sole			228165	  0	0
BIO RAD LABORATORIES INC CL A	COM	090572207	7830	62140	  SH	Sole			62140	  0	0
BRINKS CO			COM	109696104	8535	302020	  SH	Sole			302020	  0	0
BUCKEYE TECHNOLOGIES INC	COM	118255108	5669	189287	  SH	Sole			189287	  0	0
CATERPILLAR INC			COM	149123101	1144	13148	  SH	Sole			13148	  0	0
CHEMED CORP			COM	16359r103	5342	66790	  SH	Sole			66790	  0	0
CHEVRON CORP			COM	166764100	4190	35260	  SH	Sole			35260	  0	0
COMPUTER SCIENCES CORP		COM	205363104	4346	88280	  SH	Sole			88280	  0	0
COMPUWARE CORP			COM	205638109	5094	407830	  SH	Sole			407830	  0	0
COVIDIEN PLC			COM	g2554f113	204	3000	  SH	Sole			3000	  0	0
CROWN HOLDINGS INC		COM	228368106	216	5200	  SH	Sole			5200	  0	0
CSX CORP			COM	126408103	2035	82608	  SH	Sole			82608	  0	0
DENBURY RESOURCES INC		COM	247916208	7555	405100	  SH	Sole			405100	  0	0
DST SYSTEMS INC			COM	233326107	7031	98650	  SH	Sole			98650	  0	0
EASTMAN CHEM CO			COM	277432100	266	3800	  SH	Sole			3800	  0	0
EMULEX CORP			COM	292475209	7629	1168300	  SH	Sole			1168300	  0	0
ENTEGRIS INC			COM	29362u104	2465	250000	  SH	Sole			250000	  0	0
EXELIS INC			COM	30162a108	5673	520980	  SH	Sole			520980	  0	0
FLUOR CORP			COM	343412102	1866	28136	  SH	Sole			28136	  0	0
FREEPORT-MCMORAN COPPER & GOLD	COM	35671d857	548	16553	  SH	Sole			16553	  0	0
FURIEX PHARMACEUTICALS INC	COM	36106p101	2947	78632	  SH	Sole			78632	  0	0
GARDNER DENVER INC		COM	365558105	428	5700	  SH	Sole			5700	  0	0
HAWAIIAN TELCOM HOLDCO INC	COM	420031106	5429	235338	  SH	Sole			235338	  0	0
INGERSOLL-RAND PLC		COM	g47791101	229	4160	  SH	Sole			4160	  0	0
INTERDIGITAL INC		COM	45867g101	1411	29466	  SH	Sole			29466	  0	0
INTERNATIONAL BUSINESS MACHINE	COM	459200101	2405	11277	  SH	Sole			11277	  0	0
LEGG MASON INC			COM	524901105	6343	197300	  SH	Sole			197300	  0	0
MARVELL TECHNOLOGY GROUP LTD	COM	g5876h105	8439	798050	  SH	Sole			798050	  0	0
MCDERMOTT INTL INC		COM	580037109	5344	486300	  SH	Sole			486300	  0	0
MEADWESTVACO CORP		COM	583334107	8084	222700	  SH	Sole			222700	  0	0
MORGAN STANLEY			COM	617446448	1447	65816	  SH	Sole			65816	  0	0
NORDION INC			COM	65563c105	10899	1648920	  SH	Sole			1648920	  0	0
NUANCE COMMUNICATIONS INC	COM	67020y100	1413	70000	  SH	Sole			70000	  0	0
ORITANI FINANCIAL CORP		COM	68633d103	3872	249947	  SH	Sole			249947	  0	0
PEABODY ENERGY CORP		COM	704549104	4627	218760	  SH	Sole			218760	  0	0
PENDRELL CORP			COM	70686r104	299	180000	  SH	Sole			180000	  0	0
PFIZER INC			COM	717081103	210	7260	  SH	Sole			7260	  0	0
PHILIP MORRIS INTL INC		COM	718172109	327	3530	  SH	Sole			3530	  0	0
PROGRESS SOFTWARE CORP		COM	743312100	6832	299271	  SH	Sole			299271	  0	0
REGIS CORP MINN			COM	758932107	5747	315930	  SH	Sole			315930	  0	0
REINSURANCE GROUP AMERICA INC	COM	759351604	248	4150	  SH	Sole			4150	  0	0
ROCKWELL AUTOMATION INC		COM	773903109	914	10579	  SH	Sole			10579	  0	0
STANDARD PARKING CORP		COM	853790103	6016	290604	  SH	Sole			290604	  0	0
TELEPHONE & DATA SYSTEMS INC	COM	879433829	5538	262860	  SH	Sole			262860	  0	0
TRANSOCEAN LTD REG		COM	h8817h100	214	4110	  SH	Sole			4110	  0	0
TRONOX LTD CL A			COM	q9235v101	2918	147310	  SH	Sole			147310	  0	0
UNIVERSAL AMERICAN CORP		COM	91338e101	4215	506013	  SH	Sole			506013	  0	0
VCA ANTECH INC			COM	918194101	4657	198260	  SH	Sole			198260	  0	0
VIEWPOINT FINANCIAL GROUP INC 	COM	92672a101	3372	167694	  SH	Sole			167694	  0	0
VISTEON CORP			COM	92839u206	6236	108070	  SH	Sole			108070	  0	0
YAHOO INC			COM	984332106	3020	128340	  SH	Sole			128340	  0	0
YAMANA GOLD INC			COM	98462y100	1257	81920	  SH	Sole			81920	  0	0
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